Stock Repurchase Program (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Nov. 28, 2012
Stock Repurchase Program (Textual) [Abstract]
Number of shares authorize to be repurchase under tenth repurchase plan				280,000
Percentage of share Authorized to be repurchased on outstanding shares owned by entity				3.00%
Shares purchased under repurchase plan	2,602	1,061	298,000
Value of Shares purchased under repurchase plan	$ 15,000		$ 2,700,000
Treasury Stock Acquired, Average Cost Per Share	$ 10.53		$ 9.08
Stock repurchased under plan	4,363,818	4,392,332
Repurchase treasury stock for taxes due upon the vesting of restricted stock awards, shares	1,202	1,061
Repurchase treasury stock for taxes due upon the vesting of restricted stock awards, value	$ 12,000	$ 11,000
Number of shares purchased representing withholding of shares subject to restricted stock award payment of taxes			0
Repurchase of Stock Lot Two [Member]
Stock Repurchase Program (Textual) [Abstract]
Treasury Stock Acquired, Average Cost Per Share	$ 10.07	$ 10.67
Tenth Repurchase Plan [Member]
Stock Repurchase Program (Textual) [Abstract]
Shares purchased under repurchase plan	1,400		298,000